Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 9,614,452	$ (10,849,132)	$ (13,175,770)	$ (51,921,854)
Depreciation, depletion and amortization	212,186	312,322	413,967	1,311,446
Write-off of inventory	71,982	0
Amortization of deferred financing costs	223,790	90,323
Impairment of oil and gas assets	0	7,444,597	8,032,670	48,930,087
Stock, options and warrants issued for services	13,690	217,283	241,669	420,103
Accretion of asset retirement obligation	93,498	169,110	225,480	257,712
Settlement of asset retirement obligation	0	(2,767)	(2,767)	(2,244)
Loss on sale of fixed assets			0	13,661
Amortization of prepaid expenses	241,101	0
Loss on derivatives	0	2,449,855	2,520,831	2,190,350
Gain on loan sale agreement, net of cash	(11,500,124)	0
Adjustments to reconcile net income (loss) to cash used in operating activities:
Accounts receivable	(15,656)	(156,835)	377,233	301,021
Inventory	(15,944)	(81,805)	(41,406)	103,891
Prepaid expenses	55,601	(76,261)	(246,059)	77,014
Accounts payable	(67,008)	(762,193)	(848,601)	(1,899,993)
Accrued liabilities	556,677	(360,153)	404,108	70,131
Cash used in operating activities	(515,752)	(1,291,986)	(2,098,645)	(148,675)
Cash flows from investing activities
Purchase of fixed assets	0	(243,274)	(241,683)	(7,876)
Additions to oil and gas properties	(4,635)	(16,794)	(17,089)	(251,821)
Sale of oil and gas properties			0	2,867,305
Proceeds from sale of fixed assets			0	33,142
Increase in restricted cash			(50,000)
Dividend received from Oakridge Energy			0	1,360,172
Cash used in investing activities	(4,635)	(260,068)	(308,772)	4,000,922
Cash flows from financing activities
Bank account transfer on loan sale agreement	(92,547)	0
Repayments of long-term debt	0	(686,660)	(686,660)	(4,935,595)
Proceeds from sale of preferred stock	450,000	0
Proceeds from sale of stock			0	4,603,812
Borrowings on long-term debt			0	500,000
Preferred stock dividends paid			0	(1,798,274)
Deferred financing costs			120,430	73,968
Cash provided by (used in) financing activities	357,453	(686,660)	(566,230)	(1,556,089)
Net (decrease) in cash	(162,930)	(2,238,714)	(2,973,647)	2,296,158
Cash - beginning	178,035	3,101,682	3,101,682	805,524
Cash - ending	15,099	862,968	178,035	3,101,682
Supplemental disclosures:
Interest paid	0	919,089	922,072	840,513
Income taxes paid	0	0	0	0
Non-cash transactions:
Beneficial conversion feature on Series C preferred stock accounted as preferred dividend	208,500	0
Accrued preference dividend included in long term debt	2,638,824	0
Conversion of Series B preferred into common stock	$ 1,897	$ 0
Share-based payments issued for services			241,669	420,103
Preferred dividends payable			$ 3,010,211	$ 390,936